Changes in Equity and Earnings per Share - Additional Information (Detail) € / shares in Units, $ in Millions			6 Months Ended
	Apr. 27, 2023 EUR (€) € / shares	Apr. 26, 2023 EUR (€) € / shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2023 EUR (€) shares	Dec. 31, 2022 USD ($)
Disclosure of classes of share capital [line items]
Issued capital | $			$ 1,736			$ 1,736
Number of shares issued			1,984,000,000	1,981,000,000	1,984,000,000
Dividend declared | €	€ 1,004,000,000	€ 1,510,000,000
Profit attributable to equity holders | $			$ 1,977	$ 1,692
Diluted earnings per share based on the profit | $			$ 1,977	$ 1,692
Number of antidilutive share options outstanding			50,000,000	56,000,000	50,000,000
Dividend payout date	Apr. 27, 2022	Apr. 26, 2023
Dividend Proposed [Member]
Disclosure of classes of share capital [line items]
Dividend proposed per share | € / shares	€ 0.5	€ 0.75
Treasury shares [member]
Disclosure of classes of share capital [line items]
Restricted shares			282,044,859
SAB Combination [Member]
Disclosure of classes of share capital [line items]
Number of restricted shares issued			326,000,000
Number of restricted shares converted into ordinary shares			44,000,000
Equity attributable to owners of parent [member]
Disclosure of classes of share capital [line items]
Exchange differences on translation of foreign operations (gains/(losses)) | $			$ 3,610
Top of range [member]
Disclosure of classes of share capital [line items]
Tax withholding percentage			15.00%
Parent [member]
Disclosure of classes of share capital [line items]
Issued capital			$ 1,736		€ 1,238,608,344.12
Equity shares			32,467,809		32,467,809
Number of shares authorized			2,019,241,973		2,019,241,973
Number of shares outstanding | €					€ 37,000,000
Parent [member] | Stock Lending Arrangements [Member]
Disclosure of classes of share capital [line items]
Number of shares issued			30,000,000		30,000,000